International Financing Programs - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		$ 133,500,000
Foreign Trade Credit Facility Program [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount		20,000,000
Global Financial Exchange Program [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount		$ 30,000,000
Tranche A [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 40,000,000
Tranche A [member] | Three year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			35,000,000
Tranche A [member] | Five year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 5,000,000
Tranche B [member] | Two and half year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount	$ 93,500,000